UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Modera Wealth Management, LLC
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-14860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John LeBlanc
Title:     Chief Compliance Officer
Phone:     617-247-0518

Signature, Place, and Date of Signing:

 /s/  John LeBlanc     Boston, MA     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $132,216 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      275     3064 SH       SOLE                     3064        0        0
APPLE INC                      COM              037833100      309      529 SH       SOLE                      529        0        0
AT&T INC                       COM              00206R102      502    14069 SH       SOLE                    14069        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      395     7088 SH       SOLE                     7088        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      949    11391 SH       SOLE                    11391        0        0
BIOGEN IDEC INC                COM              09062X103      447     3096 SH       SOLE                     3096        0        0
CHEVRON CORP NEW               COM              166764100      247     2340 SH       SOLE                     2340        0        0
COCA COLA CO                   COM              191216100      225     2876 SH       SOLE                     2876        0        0
COLGATE PALMOLIVE CO           COM              194162103      358     3439 SH       SOLE                     3439        0        0
CRA INTL INC                   COM              12618T105      493    33590 SH       SOLE                    33590        0        0
EXXON MOBIL CORP               COM              30231G102     1455    17009 SH       SOLE                    17009        0        0
GENERAL ELECTRIC CO            COM              369604103      505    24222 SH       SOLE                    24222        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204      154    15000 SH       SOLE                    15000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1153     5894 SH       SOLE                     5894        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176    17821   148882 SH       SOLE                   148882        0        0
ISHARES TR                     S&P 500 INDEX    464287200    16571   121179 SH       SOLE                   121179        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      925    23629 SH       SOLE                    23629        0        0
ISHARES TR                     S&P 500 VALUE    464287408      236     3788 SH       SOLE                     3788        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    19161   203475 SH       SOLE                   203475        0        0
ISHARES TR                     RUSSELL 1000     464287622    16367   217616 SH       SOLE                   217616        0        0
ISHARES TR                     MSCI ACWI EX     464288240     2986    80286 SH       SOLE                    80286        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1002    27724 SH       SOLE                    27724        0        0
ISHARES TR                     MSCI ESG SEL SOC 464288802      374     6549 SH       SOLE                     6549        0        0
ISHARES TR                     MSCI VAL IDX     464288877      283     6662 SH       SOLE                     6662        0        0
JOHNSON & JOHNSON              COM              478160104      578     8558 SH       SOLE                     8558        0        0
MERCK & CO INC NEW             COM              58933Y105      330     7894 SH       SOLE                     7894        0        0
MICROSOFT CORP                 COM              594918104      225     7354 SH       SOLE                     7354        0        0
PROCTER & GAMBLE CO            COM              742718109      240     3919 SH       SOLE                     3919        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      433    13315 SH       SOLE                    13315        0        0
SIRIUS XM RADIO INC            COM              82967N108       21    11300 SH       SOLE                    11300        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2469    15909 SH       SOLE                    15909        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1866    13712 SH       SOLE                    13712        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     5282    30835 SH       SOLE                    30835        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     1650    67521 SH       SOLE                    67521        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      838    10641 SH       SOLE                    10641        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     7306   107120 SH       SOLE                   107120        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     6993   125006 SH       SOLE                   125006        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      366     5253 SH       SOLE                     5253        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      847    20222 SH       SOLE                    20222        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     8964   224505 SH       SOLE                   224505        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    10255   180898 SH       SOLE                   180898        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      360     8093 SH       SOLE                     8093        0        0
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